Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity

NOTE 12 - STOCKHOLDERS’ EQUITY

Capital Structure

On March 28, 2014, in connection with the Reincorporation (see Note 1), all share and per share values for all periods presented in the accompanying condensed consolidated financial statements are retroactively restated for the effect of the Reincorporation.

On March 5, 2016, the Company shareholders voted in favor of an amendment to its Articles of Incorporation to increase the total number of shares of authorized capital stock to 800,000,000 shares consisting of (i) 750,000,000 shares of common stock and (ii) 50,000,000 shares of preferred stock from 220,000,000 shares consisting of (i) 200,000,000 shares of common stock and (ii) 20,000,000 shares of preferred stock.

Effective March 8, 2018, we conducted a reverse split of our common stock at a ratio of 1 for 150. All share and per share information in the accompanying condensed consolidated financial statements and footnotes has been retroactively restated to reflect the reverse split.

On July 24, 2019, the Company filed a Certificate of Change (the “Certificate of Change”) with the Nevada Secretary of State. The Certificate of Change provides for (i) a 1-for-15 reverse split (the “Reverse Split”) of the Company’s common stock, $0.0001 par value per share, and the Company’s preferred stock, $0.0001 par value per share, (ii) a reduction in the number of authorized shares of common stock in direct proportion to the Reverse Split (i.e. from 750,000,000 shares to 50,000,000 shares), and (iii) a reduction in the number of authorized shares of preferred stock in direct proportion to the Reverse Split (i.e. from 50,000,000 shares to 3,333,333 shares). No fractional shares will be issued in connection with the Reverse Split. Stockholders who otherwise would be entitled to receive fractional shares of common stock or preferred stock, as the case may be, will have the number of post-Reverse Split shares to which they are entitled rounded up to the nearest whole number of shares. No stockholders will receive cash in lieu of fractional shares. The Reverse Split was approved by FINRA on August 19, 2019.

The authorized capital of the Company consists of 50,000,000 shares of common stock, par value $0.0001 per share and 3,333,333 shares of preferred stock, par value $0.0001 per share, as of September 30, 2020.

Preferred Stock

As of September 30, 2020, there were 3,333,333 shares of Preferred Stock authorized.

On December 5, 2017, pursuant to the approval of our board of directors and a majority of the shareholders in each class, we amended the Certificates of Designation for our Series C, D, E, H, I, J, and K Preferred Stock. The amendments changed the conversion rights of these classes of preferred stock such that the Maximum Conversion as defined in each such Certificate of Designation was increased from 4.99% to 9.99% of our outstanding shares of common stock.

On May 20, 2019, following the approval on May 14, 2019, of the board of directors the Company and a majority of the shareholders of the Series E preferred stock, the Company filed an Amended and Restated Certificate of Designations for the Company’s Series E preferred stock. The amendments had the effect of changing the conversion rights such that the 9.99% blocker was eliminated.

On July 12, 2019, pursuant to the approval of our board of directors and a majority of the shareholders in each class, we amended the Certificates of Designation for our Series E, I and L Preferred Stock. The amendments had the effect of authorizing the Company’s Board to require the conversion of the Series E, I and L preferred stock into common stock of the Company at the then-applicable conversion ratio, without the approval of any holders of Series E, I and L preferred stock.

Also on July 12, 2019, the Company filed Certificates of Withdrawal of Certificate of Designations for the Company’s Series A, B, C, D, F, G, H and J preferred stock, pursuant to which the Series A, B, C, D, F, G, H and J preferred stock was cancelled.

On July 15, 2019, the Company filed a Certificate of Withdrawal of Certificate of Designations (the “Series K Certificate”) for the Company’s Series K preferred stock, pursuant to which the Series K preferred stock was cancelled.

On July 18, 2019, the Company filed Certificates of Withdrawal of Designations for the Company’s Series E, I and L preferred stock, pursuant to which the Series E, I and L preferred stock was cancelled.

As of September 30, 2020, there were no shares of Series A, B, C, D, E, F, G, H, I, J, K and L convertible preferred stock authorized, and no shares issued and outstanding.

Common Stock

As of September 30, 2020, there were 50,000,000 shares of common stock authorized and 3,564,299 shares issued and outstanding.

On January 30, 2020, the Company issued an aggregate of 18,147 common stock upon the conversion of $1,815 of its convertible debt, at the conversion rate of $0.10 per share.

On January 31, 2020, the Company issued an aggregate of 18,147 common stock upon the conversion of $1,815 of its convertible debt, at the conversion rate of $0.10 per share.

On February 10, 2020, the Company issued an aggregate of 25,421 common stock upon the conversion of $2,542 of its convertible debt, at the conversion rate of $0.10 per share.

On February 11, 2020, the Company issued an aggregate of 23,580 common stock upon the conversion of $2,358 of its convertible debt, at the conversion rate of $0.10 per share.

On February 18, 2020, the Company issued an aggregate of 13,192 common stock upon the conversion of $1,319 of its convertible debt, at the conversion rate of $0.10 per share.

On February 19, 2020, the Company issued an aggregate of 4,468 common stock upon the conversion of $446 of its convertible debt, at the conversion rate of $0.10 per share.

On March 9, 2020, the Company issued an aggregate of 10,305 common stock upon the conversion of $1,031 of its convertible debt, at the conversion rate of $0.10 per share.

On April 17, 2020, the Company issued an aggregate of 7,046 common stock upon the conversion of $705 of its convertible debt, at the conversion rate of $0.10 per share.

On April 22, 2020, the Company issued an aggregate of 370 common stock upon the conversion of $37 of its convertible debt, at the conversion rate of $0.10 per share.

On June 22, 2020, the Company issued an aggregate of 13,437 common stock upon the conversion of $2,687 of its convertible debt, at the conversion rate of $0.20 per share.

On July 8, 2020, the Company issued an aggregate of 1,095 common stock upon the conversion of $219 of its convertible debt, at the conversion rate of $0.20 per share.

On July 16, 2020, the Company’s Board of Directors approved and the Company entered into a 12-month consulting agreement (“Consulting Agreement”) with an unrelated third-party for capital raising advisory services and business growth and development services, with the term renewable upon mutual consent of the parties. Upon signing of the Consulting Agreement, the Company agreed to issue 20,000 restricted shares of its common stock to the consultant (the “Consulting Shares”), 5,000 additional restricted shares of common stock to be issued quarterly until the consultant may receive cash compensation for its services, which will be determined, upon completion of certain milestones, by the Company’s CEO.

On July 23, 2020, the Company issued an aggregate of 2,342 common stock upon the conversion of $468 of its convertible debt, at the conversion rate of $0.20 per share.

On August 26, 2020, the Company issued an aggregate of 586,000 common stock upon the conversion of $117,200 of its convertible debt, at the conversion rate of $0.20 per share.

On September 1, 2020, the Company issued an aggregate of 148,424 common stock upon the conversion of $29,685 of its convertible debt, at the conversion rate of $0.20 per share.

On September 2, 2020, the Company issued an aggregate of 21,753 common stock upon the conversion of $4,351 of its convertible debt, at the conversion rate of $0.20 per share.

On September 8, 2020, the Company issued an aggregate of 167,998 common stock upon the conversion of $33,600 of its convertible debt, at the conversion rate of $0.20 per share.

On September 10, 2020, the Company issued an aggregate of 572,285 common stock upon the conversion of $114,457 of its convertible debt, at the conversion rate of $0.20 per share.

On September 11, 2020, the Company issued an aggregate of 75,000 common stock upon the conversion of $15,000 of its convertible debt, at the conversion rate of $0.20 per share.

On September 14, 2020, the Company issued an aggregate of 331,472 common stock upon the conversion of $66,294 of its convertible debt, at the conversion rate of $0.20 per share.

On September 15, 2020, the Company issued an aggregate of 67,647 common stock upon the conversion of $13,529 of its convertible debt, at the conversion rate of $0.20 per share.

On September 16, 2020, the Company issued an aggregate of 151,373 common stock upon the conversion of $30,275 of its convertible debt, at the conversion rate of $0.20 per share.

On September 17, 2020, the Company issued an aggregate of 165,985 common stock upon the conversion of $33,197 of its convertible debt, at the conversion rate of $0.20 per share.

On September 21, 2020, the Company issued an aggregate of 28,901 common stock upon the conversion of $5,780 of its convertible debt, at the conversion rate of $0.20 per share.

On September 22, 2020, the Company issued an aggregate of 275,026 common stock upon the conversion of $55,005 of its convertible debt, at the conversion rate of $0.20 per share.

On September 30, 2020, the Company issued an aggregate of 216,199 common stock upon the conversion of $43,240 of its convertible debt, at the conversion rate of $0.20 per share.

Stock Options

2018 Incentive Plan

On June 14, 2018, our Board of Directors approved the 2018 Incentive Plan (the “Plan”). The 2014 Equity Incentive Plan was closed and superseded by the 2018 Incentive Plan. The purpose of the Plan is to provide a means for the Company to continue to attract, motivate and retain management, key employees, consultants and other independent contractors, and to provide these individuals with greater incentive for their service to the Company by linking their interests in the Company’s success with those of the Company and its shareholders. An Award may also be granted to any consultant, agent, advisor or independent contractor for bona fide services rendered to the Company or any Related Company that; are not in connection with the offer and sale of the Company’s securities in a capital raising transaction, and do not directly or indirectly promote or maintain a market for the Company’s securities. The Plan shall be administered by the Board or its Compensation Committee and may grant Options designated as Incentive Stock Options or Nonqualified Stock Options. The Plan provides that up to a maximum of 66,667 shares of the Company’s common stock (subject to adjustment) are available for issuance under the Plan. Subject to earlier termination in accordance with the terms of the Plan and the instrument evidencing the Option, the maximum term of an Incentive Stock Option shall not exceed ten years, and in the case of an Incentive Stock Option granted to a Ten Percent Stockholder, shall not exceed five years. Any portion of an Option that is not vested and exercisable on the date of a Participant’s Termination of Service shall expire on such date. In the event of a Change in Control; all outstanding Awards, other than Performance Shares and Performance Units, shall become fully and immediately exercisable, and all applicable deferral and restriction limitations or forfeiture provisions shall lapse, immediately prior to the Change in Control and shall terminate at the effective time of the Change in Control; provided, however, that with respect to a Change in Control that is a Company Transaction, such Awards shall become fully and immediately exercisable, and all applicable deferral and restriction limitations or forfeiture provisions shall lapse, only if and to the extent such Awards are not converted, assumed or replaced by the Successor Company.

The exercise price of an Incentive Stock Option shall be at least 100% of the Fair Market Value of the Common Stock on the Grant Date, and in the case of an Incentive Stock Option granted to a Participant who owns more than 10% of the total combined voting power of all classes of the stock of the Company or of its parent or subsidiary corporations (a “Ten Percent Stockholder”), shall not be less than 110% of the Fair Market Value of the Common Stock on the Grant Date. As of December 31, 2018, Mr. David Phipps, is a Ten Percent Stockholder. The determination of more than 10% ownership shall be made in accordance with Section 422 of the Code. To the extent the aggregate Fair Market Value (determined as of the Grant Date) of Common Stock with respect to which a Participant’s Incentive Stock Options become exercisable for the first time during any calendar year (under the Plan and all other stock option plans of the Company and its parent and subsidiary corporations) exceeds $100,000, such portion in excess of $100,000 shall be treated as a Nonqualified Stock Option.

On June 14, 2018, we issued 18,333 new stock options to our executives and directors under the 2018 Incentive Plan. All options issued have an exercise price of $22.50 per share, with the exception of David Phipps, a Ten Percent Stockholder, whose exercise price is $24.00, vest in equal quarterly instalments starting July 1, 2018 over the next two years and expire on July 1, 2021. For the year ended December 31, 2018, the amount of vested options was 4,583. On July 1, 2018, 2,292 options were fully vested and valued on the vesting date at approximately $20.70 per option or a total of $47,422 using a Black-Scholes option pricing model with the following assumptions: strike price of 22.50 stock price of $20.70 per share (based on the market price at close on July 1, 2018) volatility of 718%, expected term of 3 years, and a risk-free interest rate of 2.69%. On October 1, 2018, an additional 2,292 options were fully vested and valued on the vesting date at approximately $20.70 per option or a total of $47,422 using a Black-Scholes option pricing model with the following assumptions: stock price of $20.70 per share (based on the market price close at grant date on June 14, 2018) volatility of 607%, expected term of 3 years, and a risk-free interest rate of 2.64%. In reference to this grant, the company recorded stock-based compensation of $81,698 for the year ended December 31, 2018.

On December 18, 2018, the Company cancelled the unvested portion of options previously granted on June 14, 2018, under the 2018 Incentive Plan totaling 13,750. The grants cancelled will be returned to the Plan.

The number of options cancelled to our officers and directors were as follows:

David Phipps, President, CEO, and Director	(5,000)
Theresa Carlise, CFO	(2,500)
Hector Delgado, Director	(1,250)

In addition, we cancelled options to purchase a total of (5,000) shares to two key employees.

On December 18, 2018, we issued 55,417 new stock options to our executives and directors under the 2018 Incentive Plan. All options issued have an exercise price of $2.25 per share, with the exception of David Phipps, a Ten Percent Stockholder, whose exercise price is $2.55, are fully vested and expire on December 17, 2023. The options were valued on the grant date at approximately $2.25 per option or a total of $124,674 using a Black-Scholes option pricing model with the following assumptions: strike price of $2.25 stock price of $2.25 per share (based on the market price at close on December 17, 2018) volatility of 773%, expected term of 5 years, and a risk-free interest rate of 2.69%.

On January 18, 2019, David Phipps exercised 21,667 options via a cashless exercise. Additionally, on January 18, 2019, two employees exercised 18,333 options through a cashless exercise. The Company withheld newly acquired shares pursuant to the exercise of the Option. The amount of common stock issued is calculated by using [Number of Options Exercising] minus [Exercise Price] * [Number of Options Exercising] divided by [Prior Close OSAT Market Price]. As a result of the exercise 21,619 shares of common stock were issued.

	Options Exercised	Exercise Price	Market Price	Shares withheld as Payment	Common Stock Issued
David Phipps	21,667	$2.55	$5.25	10,524	11,143
Other	18,333	$2.25	$5.25	7,857	10,476
	40,000			18,381	21,619

2020 Incentive Plan

On August 21, 2020, the Company’s Board of Directors approved and adopted the Company’s 2020 Equity Incentive Plan (the “2020 Plan”). The purpose of the 2020 Plan is to provide a means for the Company to continue to attract, motivate and retain management, key employees, directors and consultants. The 2020 Plan provides that up to a maximum of 2,250,000 shares of the Company’s common stock, subject to adjustment, are available for issuance under the 2020 Plan. A copy of the 2020 Plan is filed as Exhibit 10.2 to this Form 8-K and is incorporated by reference herein.

Following the adoption of the 2020 Plan, the Board approved issuances of certain stock options to its executives, directors and employees under the 2020 Plan. Specifically, the stock options issued to David Phipps, CEO (400,000), Theresa Carlise, former CFO (71,000) and Hector Delgado, a Board member (21,000), all have an exercise price of $0.20 per share, respectively, fully vest upon issuance and expire on August 20, 2030. In addition, the Board approved additional 160,000 stock options to the Company’s 7 key employees, on the same terms as those issued to the Company’s officers and director.

On August 25, 2020, David Phipps exercised 400,000 options via a cashless exercise. Additionally, on August 25, 2020, two employees exercised 110,000 options through a cashless exercise. The Company withheld newly acquired shares pursuant to the exercise of the Option. The amount of common stock issued is calculated by using [Number of Options Exercising] minus [Exercise Price] * [Number of Options Exercising] divided by [Prior Close OSAT Market Price]. As a result of the exercise 408,000 shares of common stock were issued.

	Options Exercised	Exercise Price	Market Price	Shares withheld as Payment	Common Stock Issued
David Phipps	400,000	$0.20	$0.25	80,000	320,000
Other	110,000	$0.20	$0.25	22,000	88,000
	510,000			102,000	408,000

Options Issued Outside of Plan

On February 19, 2015, the Company issued to Mr. Rector, the former Chief Executive Officer, Chief Financial Officer and director of the Company, a seven-year option to purchase 956 shares of common stock as compensation for services provided to the Company. The options have an exercise price of $112.50 per share, were fully vested on the date of grant and shall expire in February 2022. The 956 options were valued on the grant date at approximately $112.50 per option or a total of $107,500 using a Black-Scholes option pricing model with the following assumptions: stock price of $112.50 per share (based on the sale of common stock in a private placement), volatility of 380%, expected term of 7 years, and a risk-free interest rate of 1.58%. In connection with the stock option grant, the Company recorded stock-based compensation for the year ended December 31, 2015 of $107,500, respectively.

On December 28, 2015, the Company issued Ms. Carlise, Chief Financial Officer, a ten-year option to purchase 222 shares of common stock as compensation for services provided to the Company. The options have an exercise price of $112.50 per share, were fully vested on the date of grant and shall expire in December 2025. The 222 options were valued on the grant date at approximately $2,925.29 per option or a total of $650,000 using a Black-Scholes option pricing model with the following assumptions: stock price of 2,925.29 per share (based on the closing price of the Company’s common stock of the date of issuance), volatility of 992%, expected term of 10 years, and a risk-free interest rate of 1.05%. In connection with the stock option grant, the Company recorded stock-based compensation for the year ended December 31, 2015 of $650,000, respectively.

Also, on December 28, 2015, the Company issued Mr. Delgado, its Director, a ten-year option to purchase 89 shares of common stock as compensation for services provided to the Company. The options have an exercise price of $112.50 per share, were fully vested on the date of grant and shall expire in December 2025. The 89 options were valued on the grant date at approximately $2,925.73 per option or a total of $260,000 using a Black-Scholes option pricing model with the following assumptions: stock price of $2,925.73 per share (based on the closing price of the Company’s common stock of the date of issuance), volatility of 992%, expected term of 10 years, and a risk-free interest rate of 1.05%. In connection with the stock option grant, the Company recorded stock-based compensation for the year ended December 31, 2015 of $260,000, respectively.

On December 16, 2016, the Company issued options to Mr. Phipps, to purchase up to 4,444 shares of common stock. The options were issued outside of the Company’s 2014 Equity Incentive Plan and are not governed by the 2014 Plan. The options have an exercise price of $122.50 per share, vest immediately, and have a term of ten years. The 4,444 options were valued on the grant date at approximately $42.75 per option or a total of $190,000 using a Black-Scholes option pricing model with the following assumptions: stock price of $42.75 per share (based on the closing price of the Company’s common stock of the date of issuance), volatility of 872%, expected term of 10 years, and a risk-free interest rate of 1.0500%. In connection with the stock option grant, the Company recorded stock-based compensation for the year ended December 31, 2016 of $190,000, respectively.

On May 26, 2017, the Company issued 2,222 options to Mr. Phipps, 1,667 options to Theresa Carlise, 556 options to Hector Delgado, its Director and 8,889 options to certain employees of the Company. The employees are the adult children of our Chief Executive Officer. The options were issued outside of the Company’s 2014 Equity Incentive Plan and are not governed by the 2014 Plan. The options have an exercise price of $122.50 per share, vest immediately, and have a term of ten years. The 13,333 options were valued on the grant date at approximately $45.00 per option or a total of $600,000 using a Black-Scholes option pricing model with the following assumptions: stock price of $45.00 per share (based on the closing price of the Company’s common stock of the date of issuance), volatility of 736%, expected term of 10 years, and a risk-free interest rate of 1.30%. In connection with the stock option grant, for the years ended December 31, 2017, the Company recorded stock-based compensation of $600,000. For the year ended December 31, 2019 and 2018 the Company recorded stock-based compensation of $219,518 and $0, respectively.

Following the adoption of the 2020 Plan, the Board approved issuances of certain stock options to its executives, directors and employees under the 2020 Plan. Specifically, the stock options issued to David Phipps, CEO (400,000), Theresa Carlise, CFO (71,000) and Hector Delgado, a Board member (21,000), all have an exercise price of $0.20 per share, respectively, fully vest upon issuance and expire on August 20, 2030. In addition, the Board approved additional 160,000 stock options to the Company’s 7 key employees, on the same terms as those issued to the Company’s officers and director. The Company uses the Black-Scholes Model to calculate the fair value of its options. The valuation result generated by this pricing model is necessarily driven by the value of the underlying common stock incorporated into the model. Management determined the expected volatility was 496.13%, a risk free rate of interest between 0.13%, and contractual lives of the options of ten years. In connection with the stock option grant, for the three months ended September 30, 2020, the Company recorded a charge for the fair value of options granted of $130,400.

Stock options outstanding at September 30, 2020, as disclosed in the below table, have approximately $276,212 of intrinsic value at the end of the period.

A summary of the status of the Company’s outstanding stock options and changes during the nine months ended September 30, 2020 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at January 1, 2020	39,044	$17.49	5.16
Granted	817,000	0.20	9.90
Exercised	(531,000)	0.20	9.89
Forfeited	-	-	-
Cancelled	-	-	-
Balance outstanding at September 30, 2020	325,044	$2.28	9.25
Options exercisable at September 30, 2020	325,044	$2.28	9.25

A summary of the status of the Company’s outstanding warrants and changes during the nine months ended September 30, 2020 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at January 1, 2020	4,000	$60.00	0.62
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance outstanding and exercisable at September 30, 2020	4,000	$60.00	0.62

As of September 30, 2020, and December 31, 2019, there were 4,000 warrants outstanding, respectively.

NOTE 12 - STOCKHOLDERS’ EQUITY

Capital Structure

On March 28, 2014, in connection with the Reincorporation (see Note 1), all share and per share values for all periods presented in the accompanying consolidated financial statements are retroactively restated for the effect of the Reincorporation.

On March 5, 2016, the Company shareholders voted in favor of an amendment to its Articles of Incorporation to increase the total number of shares of authorized capital stock to 800,000,000 shares consisting of (i) 750,000,000 shares of common stock and (ii) 50,000,000 shares of preferred stock from 220,000,000 shares consisting of (i) 200,000,000 shares of common stock and (ii) 20,000,000 shares of preferred stock.

Effective March 8, 2018, we conducted a reverse split of our common stock at a ratio of 1 for 150. All share and per share information in the accompanying consolidated financial statements and footnotes has been retroactively restated to reflect the reverse split.

On July 24, 2019, the Company filed a Certificate of Change (the “Certificate of Change”) with the Nevada Secretary of State. The Certificate of Change provides for (i) a 1-for-15 reverse split (the “Reverse Split”) of the Company’s common stock, $0.0001 par value per share, and the Company’s preferred stock, $0.0001 par value per share, (ii) a reduction in the number of authorized shares of common stock in direct proportion to the Reverse Split (i.e. from 750,000,000 shares to 50,000,000 shares), and (iii) a reduction in the number of authorized shares of preferred stock in direct proportion to the Reverse Split (i.e. from 50,000,000 shares to 3,333,333 shares). No fractional shares will be issued in connection with the Reverse Split. Stockholders who otherwise would be entitled to receive fractional shares of common stock or preferred stock, as the case may be, will have the number of post-Reverse Split shares to which they are entitled rounded up to the nearest whole number of shares. No stockholders will receive cash in lieu of fractional shares. The Reverse Split was approved by FINRA on August 19, 2019.

The authorized capital of the Company consists of 50,000,000 shares of common stock, par value $0.0001 per share and 3,333,333 shares of preferred stock, par value $0.0001 per share, as of December 31, 2019.

Preferred Stock

As of December 31, 2019, there were 3,333,333 shares of Preferred Stock authorized.

On December 5, 2017, pursuant to the approval of our board of directors and a majority of the shareholders in each class, we amended the Certificates of Designation for our Series C, D, E, H, I, J, and K Preferred Stock. The amendments changed the conversion rights of these classes of preferred stock such that the Maximum Conversion as defined in each such Certificate of Designation was increased from 4.99% to 9.99% of our outstanding shares of common stock.

On May 10, 2018, we issued 20,000 shares of our Series J Preferred Stock at their stated value of $10.00 per share to one investor, for total proceeds of $200,000. Our Series J Preferred Stock is currently convertible to common stock at a price of $1.50 per share and votes on an as-converted basis, subject to certain conversion limitations.

On May 11, 2018, we designated a new series of Preferred Stock entitled “Series L Preferred Stock.” Our Series L Preferred Stock consists of 100,000 shares with a stated value of $10.00 per share. Series L Preferred Stock is convertible to common stock at a price of $4.00 per share and votes together with our common stock on an as-converted basis.

In addition, on May 14, 2018, we issued a total of 30,000 Units to 3 investors at a price of $10.00 per Unit, for total proceeds of $300,000. Each Unit consists of one (1) share of Series L Preferred Stock and warrants to purchase two (2) shares of common stock at a price of $4.00, exercisable for three years.

On May 20, 2019, following the approval on May 14, 2019, of the board of directors the Company and a majority of the shareholders of the Series E preferred stock, the Company filed an Amended and Restated Certificate of Designations for the Company’s Series E preferred stock. The amendments had the effect of changing the conversion rights such that the 9.99% blocker was eliminated

On July 12, 2019, pursuant to the approval of our board of directors and a majority of the shareholders in each class, we amended the Certificates of Designation for our Series E, I and L Preferred Stock. The amendments had the effect of authorizing the Company’s Board to require the conversion of the Series E, I and L preferred stock into common stock of the Company at the then-applicable conversion ratio, without the approval of any holders of Series E, I and L preferred stock.

Also on July 12, 2019, the Company filed Certificates of Withdrawal of Certificate of Designations for the Company’s Series A, B, C, D, F, G, H and J preferred stock, pursuant to which the Series A, B, C, D, F, G, H and J preferred stock was cancelled.

On July 15, 2019, the Company filed a Certificate of Withdrawal of Certificate of Designations (the “Series K Certificate”) for the Company’s Series K preferred stock, pursuant to which the Series K preferred stock was cancelled.

On July 18, 2019, the Company filed Certificates of Withdrawal of Designations for the Company’s Series E, I and L preferred stock, pursuant to which the Series E, I and L preferred stock was cancelled.

As of December 31, 2019, there were no shares of Series A, B, C, D, E, F, G, H, I, J, K and L convertible preferred stock authorized, and no shares issued and outstanding.

Common Stock

As of December 31, 2019, and 2018, there were 50,000,000 shares of Common Stock authorized; 121,216 and 62,435 shares issued and outstanding, respectively.

On January 18, 2019, we issued a total of 21,621 common shares via a cashless exercise of employee stock options. David Phipps exercised 21,667 options and two employees exercised 18,333 options, both through a cashless exercise. The Company withheld newly acquired shares pursuant to the exercise of the Option. The amount of common stock issued is calculated by using [Number of Options Exercising] minus [Exercise Price] * [Number of Options Exercising] divided by [Prior Close OSAT Market Price].

On April 9, 2019, we issued an aggregate of 7,798 shares of common stock upon the conversion of 4,052 shares of Series C Preferred Stock, 43,667 shares of Series D Preferred Stock and 2,569 shares of Series K Preferred Stock.

On April 22, 2019, we issued an aggregate of 2,780 shares of common stock upon the conversion of 17 shares of Series J Preferred Stock and 3,868 shares of Series K Preferred Stock.

On May 21, 2019, we issued an aggregate of 22,846 shares of common stock upon the conversion of 342,691 shares of Series E Preferred Stock.

On May 20, 2019, we issued an aggregate of 209 shares of common stock upon the conversion of 1,563 shares of Series D Preferred Stock.

On July 15, 2019, we issued an aggregate of 1,840 shares of common stock upon the conversion of 2,256 shares of Series E Preferred Stock. 33 shares of Series I Preferred Stock and 667 shares of Series L Preferred Stock.

On August 27, 2019, we issued 1,687 shares of common stock in connection with the rounding up of fractional shares of common stock, in relation to the 1:15 reverse stock split.

Stock Options

2018 Incentive Plan

On June 14, 2018, our Board of Directors approved the 2018 Incentive Plan (the “Plan”). The 2014 Equity Incentive Plan was closed and superseded by the 2018 Incentive Plan. The purpose of the Plan is to provide a means for the Company to continue to attract, motivate and retain management, key employees, consultants and other independent contractors, and to provide these individuals with greater incentive for their service to the Company by linking their interests in the Company’s success with those of the Company and its shareholders. An Award may also be granted to any consultant, agent, advisor or independent contractor for bona fide services rendered to the Company or any Related Company that; are not in connection with the offer and sale of the Company’s securities in a capital raising transaction, and do not directly or indirectly promote or maintain a market for the Company’s securities. The Plan shall be administered by the Board or its Compensation Committee and may grant Options designated as Incentive Stock Options or Nonqualified Stock Options. The Plan provides that up to a maximum of 66,667 shares of the Company’s common stock (subject to adjustment) are available for issuance under the Plan. Subject to earlier termination in accordance with the terms of the Plan and the instrument evidencing the Option, the maximum term of an Incentive Stock Option shall not exceed ten years, and in the case of an Incentive Stock Option granted to a Ten Percent Stockholder, shall not exceed five years. Any portion of an Option that is not vested and exercisable on the date of a Participant’s Termination of Service shall expire on such date. In the event of a Change in Control; all outstanding Awards, other than Performance Shares and Performance Units, shall become fully and immediately exercisable, and all applicable deferral and restriction limitations or forfeiture provisions shall lapse, immediately prior to the Change in Control and shall terminate at the effective time of the Change in Control; provided, however, that with respect to a Change in Control that is a Company Transaction, such Awards shall become fully and immediately exercisable, and all applicable deferral and restriction limitations or forfeiture provisions shall lapse, only if and to the extent such Awards are not converted, assumed or replaced by the Successor Company.

The exercise price of an Incentive Stock Option shall be at least 100% of the Fair Market Value of the Common Stock on the Grant Date, and in the case of an Incentive Stock Option granted to a Participant who owns more than 10% of the total combined voting power of all classes of the stock of the Company or of its parent or subsidiary corporations (a “Ten Percent Stockholder”), shall not be less than 110% of the Fair Market Value of the Common Stock on the Grant Date. As of December 31, 2018, Mr. David Phipps, is a Ten Percent Stockholder. The determination of more than 10% ownership shall be made in accordance with Section 422 of the Code. To the extent the aggregate Fair Market Value (determined as of the Grant Date) of Common Stock with respect to which a Participant’s Incentive Stock Options become exercisable for the first time during any calendar year (under the Plan and all other stock option plans of the Company and its parent and subsidiary corporations) exceeds $100,000, such portion in excess of $100,000 shall be treated as a Nonqualified Stock Option.

On June 14, 2018, we issued 18,333 new stock options to our executives and directors under the 2018 Incentive Plan. All options issued have an exercise price of $22.50 per share, with the exception of David Phipps, a Ten Percent Stockholder, whose exercise price is $24.00, vest in equal quarterly installments starting July 1, 2018 over the next two years and expire on July 1, 2021. For the year ended December 31, 2018, the amount of vested options was 4,583. On July 1, 2018, 2,292 options were fully vested and valued on the vesting date at approximately $20.70 per option or a total of $47,422 using a Black-Scholes option pricing model with the following assumptions: strike price of 22.50 stock price of $20.70 per share (based on the market price at close on July 1, 2018) volatility of 718%, expected term of 3 years, and a risk-free interest rate of 2.69%. On October 1, 2018, an additional 2,292 options were fully vested and valued on the vesting date at approximately $20.70 per option or a total of $47,422 using a Black-Scholes option pricing model with the following assumptions: stock price of $20.70 per share (based on the market price close at grant date on June 14, 2018) volatility of 607%, expected term of 3 years, and a risk-free interest rate of 2.64%. In reference to this grant, the company recorded stock-based compensation of $81,698 for the year ended December 31, 2018.

On December 18, 2018, the Company cancelled the unvested portion of options previously granted on June 14, 2018, under the 2018 Incentive Plan totaling 13,750. The grants cancelled will be returned to the Plan.

The number of options cancelled to our officers and directors were as follows:

David Phipps, President, CEO, and Director	(5,000)
Theresa Carlise, CFO	(2,500)
Hector Delgado, Director	(1,250)

In addition, we cancelled options to purchase a total of (5,000) shares to two key employees.

On December 18, 2018, we issued 55,417 new stock options to our executives and directors under the 2018 Incentive Plan. All options issued have an exercise price of $2.25 per share, with the exception of David Phipps, a Ten Percent Stockholder, whose exercise price is $2.55, are fully vested and expire on December 17, 2023. The options were valued on the grant date at approximately $2.25 per option or a total of $124,674 using a Black-Scholes option pricing model with the following assumptions: strike price of $2.25 stock price of $2.25 per share (based on the market price at close on December 17, 2018) volatility of 773%, expected term of 5 years, and a risk-free interest rate of 2.69%.

On January 18, 2019, David Phipps exercised 21,667 options via a cashless exercise. Additionally, on January 18, 2019, two employees exercised 18,333 options through a cashless exercise. The Company withheld newly acquired shares pursuant to the exercise of the Option. The amount of common stock issued is calculated by using [Number of Options Exercising] minus [Exercise Price] * [Number of Options Exercising] divided by [Prior Close OSAT Market Price]. As a result of the exercise 21,619 shares of common stock were issued.

	Options Exercised	Exercise Price	Market Price	Shares withheld as Payment	Common Stock Issued
David Phipps	21,667	$2.55	$5.25	10,524	11,143
Other	18,333	$2.25	$5.25	7,857	10,476
	40,000			18,381	21,619

Options Issued Outside of Plan

On February 19, 2015, the Company issued to Mr. Rector, the former Chief Executive Officer, Chief Financial Officer and director of the Company, a seven-year option to purchase 956 shares of common stock as compensation for services provided to the Company. The options have an exercise price of $112.50 per share, were fully vested on the date of grant and shall expire in February 2022. The 956 options were valued on the grant date at approximately $112.50 per option or a total of $107,500 using a Black-Scholes option pricing model with the following assumptions: stock price of $112.50 per share (based on the sale of common stock in a private placement), volatility of 380%, expected term of 7 years, and a risk-free interest rate of 1.58%. In connection with the stock option grant, the Company recorded stock-based compensation for the year ended December 31, 2015 of $107,500, respectively.

On December 28, 2015, the Company issued Ms. Carlise, Chief Financial Officer, a ten-year option to purchase 222 shares of common stock as compensation for services provided to the Company. The options have an exercise price of $112.50 per share, were fully vested on the date of grant and shall expire in December 2025. The 222 options were valued on the grant date at approximately $2,925.29 per option or a total of $650,000 using a Black-Scholes option pricing model with the following assumptions: stock price of 2,925.29 per share (based on the closing price of the Company’s common stock of the date of issuance), volatility of 992%, expected term of 10 years, and a risk-free interest rate of 1.05%. In connection with the stock option grant, the Company recorded stock-based compensation for the year ended December 31, 2015 of $650,000, respectively.

Also, on December 28, 2015, the Company issued Mr. Delgado, its Director, a ten-year option to purchase 89 shares of common stock as compensation for services provided to the Company. The options have an exercise price of $112.50 per share, were fully vested on the date of grant and shall expire in December 2025. The 89 options were valued on the grant date at approximately $2,925.73 per option or a total of $260,000 using a Black-Scholes option pricing model with the following assumptions: stock price of $2,925.73 per share (based on the closing price of the Company’s common stock of the date of issuance), volatility of 992%, expected term of 10 years, and a risk-free interest rate of 1.05%. In connection with the stock option grant, the Company recorded stock-based compensation for the year ended December 31, 2015 of $260,000, respectively.

On December 16, 2016, the Company issued options to Mr. Phipps, to purchase up to 4,444 shares of common stock. The options were issued outside of the Company’s 2014 Equity Incentive Plan and are not governed by the 2014 Plan. The options have an exercise price of $22.50 per share, vest immediately, and have a term of ten years. The 4,444 options were valued on the grant date at approximately $42.75 per option or a total of $190,000 using a Black-Scholes option pricing model with the following assumptions: stock price of $42.75 per share (based on the closing price of the Company’s common stock of the date of issuance), volatility of 872%, expected term of 10 years, and a risk-free interest rate of 1.0500%. In connection with the stock option grant, the Company recorded stock-based compensation for the year ended December 31, 2016 of $190,000, respectively.

On May 26, 2017, the Company issued 2,222 options to Mr. Phipps, 1,667 options to Theresa Carlise, 556 options to Hector Delgado, its Director and 8,889 options to certain employees of the Company. The employees are the adult children of our Chief Executive Officer. The options were issued outside of the Company’s 2014 Equity Incentive Plan and are not governed by the 2014 Plan. The options have an exercise price of $22.50 per share, vest immediately, and have a term of ten years. The 13,333 options were valued on the grant date at approximately $45.00 per option or a total of $600,000 using a Black-Scholes option pricing model with the following assumptions: stock price of $45.00 per share (based on the closing price of the Company’s common stock of the date of issuance), volatility of 736%, expected term of 10 years, and a risk-free interest rate of 1.30%. In connection with the stock option grant, for the years ended December 31, 2017, the Company recorded stock-based compensation of $600,000.

For the years ended December 31, 2019 and 2018, the Company recorded total stock-based compensation of $0 and $219,518, respectively.

Stock options outstanding at December 31, 2019, as disclosed in the below table have approximately $115,180 of intrinsic value at the end of the period.

A summary of the status of the Company’s outstanding stock options and changes during the years ended December 31, 2019 and 2018, is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at January 1, 2018	19,044	$29.25	9.01
Granted	73,750	$7.50	4.35
Exercised	-	$-	-
Forfeited	-	$-	-
Cancelled	(13,750)	$23.10	2.50
Balance outstanding at December 31, 2018	79,044	$9.90	5.56
Options exercisable at December 31, 2018	79,044
Weighted average fair value of options granted during the period		$7.50

Balance at January 1, 2019	79,044	$9.90	5.56
Granted	-	$-	-
Exercised	(40,000)	$2.41	4.72
Forfeited	-	$-	-
Cancelled	-	$-	-
Balance outstanding at December 31, 2019	39,044	$17.49	5.16
Options exercisable at December 31, 2019	39,044	$17.49	5.16
Weighted average fair value of options granted during the period		$-	-

A summary of the status of the Company’s outstanding stock warrants and changes during the years ended December 31, 2019 and 2018, is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at January 1, 2018	-	$-	-
Granted	4,000	60.00	2.37
Exercised	-	-	-
Forfeited
Cancelled	-	-	-
Balance at December 31, 2018	4,000	$60.00	2.37

Balance at January 1, 2019	4,000	$60.00	2.37
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance outstanding at December 31, 2019	4,000	$60.00	1.37

As of December 31, 2019 and 2018, there were 4,000 stock warrants outstanding.